Litigation - Spain (Details) - SPAIN € in Millions	Dec. 20, 2012 EUR (€) item
IFRS Loss contingencies [line items]
Fines imposed	€ 120
Number of operators subject to claim or fine | item	3
Orange Espagne [member]
IFRS Loss contingencies [line items]
Fines imposed	€ 30